PROPERTY AND EQUIPMENT NET (Tables)	12 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT NET
Property and equipment
			Leasehold	Machinery	Computer	Furniture
	Land	Building	improvements	and equipment	equipment	and fixtures	Total
	$	$	$	$	$	$	$
Cost
As at June 30, 2022	403,226	1,045,735	1,950,551	318,457	151,979	411,492	4,281,440
Additions	-	7,773	749,917	-	-	4,247	761,937
Translation adjustment	27,524	28,637	(102,061)	8,749	9,101	38,239	10,189
Impairment charge	-	-	(1,320,102)	-	(26,308)	(21,030)	(1,367,440)
As at June 30, 2023	430,750	1,082,145	1,278,305	327,206	134,772	432,948	3,686,126
Additions (disposals)	-	-	-	-	-	-	-
Translation adjustment	14,543	28,593	24,999	11,046	-	-	79,181
As at June 30, 2024	445,293	1,110,738	1,303,304	338,252	134,772	432,948	3,765,307

Accumulated depreciation
As at June 30, 2022	-	(67,289)	(504,557)	(67,134)	(79,359)	(123,396)	(841,735)
Depreciation	-	(43,488)	(119,040)	(74,816)	(33,702)	(74,049)	(345,095)
Impairment charge	-	-	336,418	-	485	-	336,903
Translation adjustment	-	(1,337)	-	21,926	(3,260)	27,335	44,664
As at June 30, 2023	-	(112,114)	(287,179)	(120,024)	(115,836)	(170,110)	(805,263)
Depreciation	-	(43,992)	(119,040)	(66,983)	(14,352)	(74,232)	(318,599)
Translation adjustment	-	(4,221)	-	(4,719)	-	-	(8,940)
As at June 30, 2024	-	(160,327)	(406,219)	(191,726)	(130,188)	(244,342)	(1,132,802)

Net book value ($)
As at June 30, 2022	403,226	978,446	1,445,994	251,323	72,620	288,096	3,439,705
As at June 30, 2023	430,750	970,031	991,126	207,182	18,936	262,838	2,880,863
As at June 30, 2024	445,293	950,411	897,085	146,526	4,584	188,606	2,632,505